General and administrative expenses	12 Months Ended
Dec. 31, 2024
General and administrative expenses
General and administrative expenses

6. General and administrative expenses

General and administrative expenses represent an allocation of the expenses incurred by Euroseas based on the number of calendar days of Euroholdings’ vessels compared to the number of calendar days of the total Euroseas fleet. These expenses consisted mainly of executive compensation, professional fees, directors’ liability insurance and reimbursement of directors’ and officers’ travel-related expenses.